Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events
23.
Subsequent events

On March 12, 2024, the Company’s Board of Directors authorized a new share repurchase program under which the Company may repurchase up to US$20 million worth of its shares over a twelve-month period starting from March 12, 2024.